Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) $ in Thousands	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares
Statement of Financial Position [Abstract]
Allowance for credit losses (in Dollars) | $	$ 22,324	$ 25,306
Ordinary shares, par value (in Dollars per share) | (per share)	$ 0.1	$ 0.1
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	40,560,391	40,346,993
Ordinary shares, shares outstanding	39,744,391	39,530,993
Treasury shares	816,000	816,000